CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (14,942,601)	$ (2,136,763)	¥ (22,401,709)	¥ (20,719,753)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,146,629	1,021,954	5,875,499	3,377,977
Expected credit loss reversal	(46,691)	(6,677)	(3,761)	(26,315)
Inventory write-downs	509,322	72,832	123,345	65,362
Impairment on long-term assets	0		55,331	0
Foreign exchange (gain)/loss	(340,666)	(48,715)	212,046	(55,458)
Share-based compensation expenses	1,790,727	256,071	1,928,512	2,369,041
Investment (income)/loss	(213,766)	(30,568)	438,048	(969,134)
(Gain)/Loss on extinguishment of debt	14,660	2,096	4,480	(170,193)
Share of (income)/loss of equity investees	1,092,184	156,180	503,193	(64,394)
Amortization of right-of-use assets	2,228,651	318,693	1,825,182	1,529,464
(Gain)/Loss on disposal of long-lived assets	(43,329)	(6,196)	63,615	(4,473)
Deferred income tax expense/(benefit)	(14,776)	(2,113)	(84,880)	200,892
Changes in operating assets and liabilities:
Prepayments and other current assets	(106,172)	(15,182)	940,166	279,387
Inventory	(3,115,254)	(445,475)	(1,785,940)	2,895,477
Other non-current assets	793,572	113,479	1,385,067	2,600,019
Amounts due from related parties	(8,386,290)	(1,199,224)	(5,980,929)	(329,704)
Operating lease liabilities	(1,876,314)	(268,309)	(1,793,806)	(1,255,825)
Taxes payable	36,917	5,279	53,323	61,014
Trade and notes receivable	298,196	42,641	2,985,794	453,382
Trade and notes payable	18,250,933	2,609,849	4,717,183	4,870,777
Accruals and other liabilities	(312,674)	(44,712)	1,255,705	1,827,860
Amounts due to related parties, current	199,884	28,583	(152,262)	177,264
Amounts due to related parties, non-current	204,032	29,176	329,492
Other non-current liabilities	(174,562)	(24,962)	1,658,138	1,505,787
Net cash (used in)/provided by operating activities	3,000,000	427,937	(7,849,168)	(1,381,546)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(6,065,226)	(867,316)	(9,142,293)	(14,340,771)
Proceeds from disposal of property, plant and equipment	113,471	16,226	231,519	73,064
Purchase of short-term investments	(29,427,788)	(4,208,118)	(45,957,615)	(43,899,109)
Proceeds from maturities of short-term investments	23,639,565	3,380,413	50,413,873	47,753,555
Purchase of available-for-sale debt investment	(1,820)	(260)	(52,842)
Acquisitions of equity investments	(565,448)	(80,858)	(392,442)	(421,729)
Proceeds from disposal and withdrawal of equity investments	810,412	115,887		10,750
Purchase of held to maturity debt investments	(6,456)	(923)	(17,687)	(35,000)
Purchase of retained asset-backed securities			(124,000)	(43,000)
Proceeds from maturities of retained asset-backed securities	43,600	6,235	82,994	16,865
Net cash used in investing activities	(11,459,690)	(1,638,714)	(4,958,493)	(10,885,375)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	99,063	14,166	111,347	86,820
Capital withdrawal by non-controlling interests	(61,778)	(8,834)	(343)	(250)
Distributions to non-controlling interests	(72,722)	(10,399)
Capital injection from redeemable non-controlling interests	500,000	71,499	3,295,465
Proceeds from issuance of convertible senior notes				8,120,765
Repurchase of convertible senior notes	(2,712,421)	(387,871)	(3,302,213)	(3,387,648)
Proceeds from borrowings from third parties	5,540,510	792,282	9,218,865	8,014,434
Repayments of borrowings from third parties	(8,289,205)	(1,185,341)	(7,512,784)	(6,096,018)
Proceeds from borrowings from related parties	87,310	12,485
Principal payments on finance leases	(101,113)	(14,459)	(37,854)	(37,511)
Proceeds from issuance of ordinary shares, net of issuance costs	11,854,716	1,695,202		20,962,289
Net cash provided by financing activities	6,844,360	978,730	1,772,483	27,662,881
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(16,256)	(2,324)	161,039	70,254
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,638,974)	(234,371)	(10,874,139)	15,466,214
Cash, cash equivalents and restricted cash at beginning of the year	27,747,368	3,967,821	38,621,507	23,155,293
Cash, cash equivalents and restricted cash at end of the year	26,108,394	3,733,450	27,747,368	38,621,507
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property, plant and equipment	4,522,514	646,711	3,872,477	4,445,749
Exchange of convertible senior notes to ordinary shares with cancellation of the same amount of treasury shares (Note 12 (iv))			902,829
Accretion on redeemable non-controlling interests to redemption value	609,857	87,208	347,516	303,163
Settlement of capped call options and zero strike call options (Note 12 (iv))			709,490
Acquisition of a debt investment through contribution of long-lived asset	159,000	22,737
Supplemental Disclosure
Interest paid	879,665	125,790	641,903	285,479
Income taxes paid	¥ 144,099	$ 20,606	¥ 65,363	¥ 35,975